Document and Entity Information	Jul. 29, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	FISERV INC
Entity Address, State or Province	WI
Amendment Flag	false
Entity Central Index Key	0000798354
Document Type	8-K
Document Period End Date	Jul. 29, 2019
Entity Incorporation State Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	255 Fiserv Drive
Entity Address, City or Town	Brookfield
Entity Address, Postal Zip Code	53045
City Area Code	(262)
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	FISV
Security Exchange Name	NASDAQ
Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2023
Trading Symbol	FISV23
Security Exchange Name	NASDAQ
Senior Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Senior Notes due 2027
Trading Symbol	FISV27
Security Exchange Name	NASDAQ
Senior Notes Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2030
Trading Symbol	FISV30
Security Exchange Name	NASDAQ
Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2025
Trading Symbol	FISV25
Security Exchange Name	NASDAQ
Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2031
Trading Symbol	FISV31
Security Exchange Name	NASDAQ